Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Available To Common Shareholders
Net Income	$ 2,028,000	$ 4,642,000	$ 2,924,000	$ 3,179,000	$ 3,065,000	$ 905,000	$ 2,016,000	$ 1,064,000	$ 12,773,891	$ 7,050,604	$ 7,794,487
Income									$ 12,773,891